Other operating income	12 Months Ended
Mar. 31, 2019
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Other operating income

22. Other operating income

Sale of hosted data center services business: During the year ended March 31, 2019, the Company has concluded the divestment of its hosted data center services business.

The calculation of the gain on sale is shown below:

Particulars	Total
Cash considerations (net of disposal costs ₹ 660)	₹	25,432
Less: Carrying amount of net assets disposed (including goodwill of ₹ 13,009)		(26,455)
Add: Reclassification of exchange difference on foreign currency translation		4,131

Gain on sale	₹	3,108

In accordance with the sale agreement, total cash consideration is ₹ 28,124 and the Company paid ₹ 3,766 to subscribe for units issued by the buyer. Units amounting to ₹ 2,032 are callable by the buyer if certain business targets committed by the Company are not met over a period of three years. The fair value of these callable units is estimated to be insignificant as at reporting date. Consequently, the sale consideration accounted of ₹ 24,358 and units amounting to ₹ 1,734 units issued by the buyer.

Loss of control in subsidiary: During the year ended March 31, 2019, the Company has reduced its equity holding from 74% to 11% in Wipro Airport IT Services Limited. The loss/ gain on this transaction is insignificant.

The assets and liabilities associated with these transactions were classified as assets held for sale and liabilities directly associated with assets held for sale amounting to ₹ 27,201 and ₹ 6,212 respectively as at March 31, 2018.

Sale of Workday and Cornerstone OnDemand business: During the year ended March 31, 2019, the Company has concluded the Sale of Workday and Cornerstone OnDemand business except in Portugal, France and Sweden.

The calculation of the gain is as shown below:

Particulars	Total
Cash considerations	₹	6,645
Less: Carrying amount of net assets disposed (includes goodwill of ₹ 4,893 and intangible assets of ₹ 740)		5,475
Add: Reclassification of exchange difference on foreign currency translation		79

Gain on sale	₹	1,249

Assets pertaining to Portugal, France, Sweden are classified as assets held for sale ₹ 240 as at March 31, 2019, which was concluded in May 31, 2019.

These disposal groups do not constitute a major component of the Company and hence were not classified as discontinued operations.